CONCENTRATION OF RISK (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Percentage of fluctuations in foreign exchange rate	2.90%	7.60%